Events after the reporting period	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Events after the reporting period
44. Events after the reporting period
44.1 Retirement of treasury shares
The Group plans to acquire ￦ 320,000 million of its own shares and retire the treasury shares by August 7, 2024 pursuant to board resolutions dated February 7, 2024.

44.2 Equity-linked securities products tied to the performance of the Hang Seng China Enterprise Index (HSCEI)
Approximately ￦4.8

trillion of equity-linked securities products tied to the performance of the Hang Seng China Enterprise Index, sold by Kookmin Bank, a major subsidiary of the Group, is expected to mature in the first half of 2024, resulting in substantial losses for customers who purchased such products. On March 29, 2024, the board of directors of Kookmin Bank resolved to compensate those customers who incurred losses from the purchase of such products by engaging in private negotiations with each one of the customers employing procedures such as voluntary compensation adjustment council based on the Financial Supervisory Service’s dispute resolution guidelines. The compensation amount to be recognized as provisions in the first quarter of 2024 is
￦
861,544
million. However, the amount is subject to change upon finalization of compensation amount.